LEASES - Lessee Operating Lease Weighted Average Remaining Lease Term and Discount Rate (Details)	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Weighted-average remaining lease term	8 years
Weighted-average discount rate	3.70%